Discontinued Operations - Major Class of Assets and Liabilities Related to Discontinued Operations (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-current liabilities of discontinued operations	$ 35.6	$ 45.3
Aromatics [Member] | Discontinued Operations Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Receivables, net	17.6	47.8
Inventories	18.5	55.7
Prepaid expenses and other	0.8	0.7
Property, plant and equipment, net	61.1	103.3
Other assets, net	0.9	4.1
Total assets	98.9	211.6
Accounts payable	3.2	34.2
Accrued compensation	2.0	2.9
Other accrued liabilities	10.3	4.5
Non-current liabilities of discontinued operations	35.6	45.3
Total liabilities	51.1	86.9
Net assets	$ 47.8	$ 124.7